SUBSEQUENT EVENT (Textual) (Detail) - Mar. 28, 2022 - Subsequent Event - Convertible Loans [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Instrument, Face Amount	$ 17,000	¥ 108,334
Debt Instrument, Maturity Date	Jun. 30, 2023